Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Mineral properties, plant and equipment consist of:

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2024
Net of accumulated depreciation	$2,412.5	$1,632.1	$632.2	$998.3	$5,675.1
Additions	287.5	21.6	2.1	83.2	394.4
Net smelter return royalty acquired (Note 9)	—	—	29.7	—	29.7
Disposals	(1.0)	(0.8)	—	(6.7)	(8.5)
Disposition of subsidiaries (Note 9)	(103.7)	—	(117.0)	(2.5)	(223.2)
Depreciation and amortization (1)(2)	(312.2)	(1.4)	—	(208.8)	(522.4)
Depreciation charge captured in inventory	(41.0)	—	—	—	(41.0)
Transfers	(131.4)	(26.3)	(36.7)	194.4	—
Closure and decommissioning – changes in estimate (Note 18)	21.0	—	—	—	21.0
As at December 31, 2024	$2,131.7	$1,625.2	$510.3	$1,057.9	$5,325.1
Cost as at December 31, 2024	$4,244.5	$2,496.7	$562.9	$2,192.4	$9,496.5
Accumulated depreciation and impairments	(2,112.8)	(871.5)	(52.6)	(1,134.5)	(4,171.4)
Carrying value – December 31, 2024	$2,131.7	$1,625.2	$510.3	$1,057.9	$5,325.1
(1)Includes $1.4 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2024.
(2)Excludes $50.7 million of depreciation and amortization related to the net realizable value adjustments on inventories (Note 12).

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2023
Net of accumulated depreciation	$962.7	$442.2	$428.5	$393.0	$2,226.4
Additions	315.5	21.0	25.2	71.5	433.2
Yamana acquisition (Note 8)	1,474.1	2,667.8	205.4	707.1	5,054.4
Net smelter return royalties acquired (Note 9)	—	—	101.1	—	101.1
Disposals	(1.4)	—	(0.1)	(6.5)	(8.0)
Disposition of subsidiaries (Note 9)	—	(1,436.4)	(142.1)	—	(1,578.5)
Depreciation and amortization (1)	(297.2)	(1.8)	—	(187.0)	(486.0)
Depreciation charge captured in inventory	(0.2)	—	—	—	(0.2)
Impairment charge (Note 15)	10.3	(42.4)	—	(46.5)	(78.6)
Transfers	(62.6)	(18.3)	14.2	66.7	—
Closure and decommissioning – changes in estimate (Note 18)	11.3	—	—	—	11.3
As at December 31, 2023	$2,412.5	$1,632.1	$632.2	$998.3	$5,675.1
Cost as at December 31, 2023	$4,348.5	$2,531.4	$687.1	$2,052.6	$9,619.6
Accumulated depreciation and impairments	(1,936.0)	(899.3)	(54.9)	(1,054.3)	(3,944.5)
Carrying value – December 31, 2023	$2,412.5	$1,632.1	$632.2	$998.3	$5,675.1
(1)Includes $1.8 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2023.

		December 31, 2024			December 31, 2023
		Cost	Accumulated Depreciation and Impairment	Carrying Value	Cost	Accumulated Depreciation and Impairment	Carrying Value
Producing:
Brazil	Jacobina	$1,617.2	$(200.1)	$1,417.1	$1,539.1	$(85.5)	$1,453.6
Chile	El Peñon	496.3	(121.6)	374.7	477.7	(56.7)	421.0
	Minera Florida	183.1	(28.9)	154.2	167.6	(15.9)	151.7
Peru	Huaron	337.5	(159.1)	178.4	261.6	(146.1)	115.5
	Shahuindo	724.6	(331.0)	393.6	690.6	(265.7)	424.9
	La Arena	—	—	—	307.9	(178.8)	129.1
Mexico	La Colorada	473.8	(241.0)	232.8	443.4	(224.8)	218.6
	Dolores	1,748.3	(1,744.1)	4.2	1,777.5	(1,680.7)	96.8
Argentina	Cerro Moro(1)	161.8	(61.1)	100.7	142.5	(22.9)	119.6
Bolivia	San Vicente	165.6	(136.5)	29.1	160.7	(127.8)	32.9
Canada	Timmins	445.3	(197.1)	248.2	400.7	(165.8)	234.9
	Other	83.4	(26.9)	56.5	31.9	(19.6)	12.3
		$6,436.9	$(3,247.4)	$3,189.5	$6,401.2	$(2,990.3)	$3,410.9
Non-Producing:
	Land	$13.6	$(1.0)	$12.6	$14.4	$(1.0)	$13.4
Brazil	Jacobina	952.4	—	952.4	982.6	—	982.6
Chile	El Peñon(2)	227.7	—	227.7	227.7	—	227.7
	Minera Florida	28.9	—	28.9	28.9	—	28.9
	La Pepa(2)	49.7	—	49.7	49.7	—	49.7
Peru	La Arena	—	—	—	117.0	—	117.0
Mexico	Minefinders	77.2	(37.5)	39.7	77.2	(37.5)	39.7
	La Colorada	139.1	—	139.1	119.1	—	119.1
Argentina	Manantial Espejo(3)	493.0	(493.0)	—	518.4	(518.4)	—
	Navidad	566.6	(376.2)	190.4	566.6	(376.2)	190.4
Guatemala	Escobal	260.6	(5.1)	255.5	257.2	(3.8)	253.4
Canada	Timmins	67.9	—	67.9	62.9	—	62.9
	Other(4)(5)	182.9	(11.2)	171.7	196.8	(17.4)	179.4
		$3,059.6	$(924.0)	$2,135.6	$3,218.5	$(954.3)	$2,264.2
Total		$9,496.5	$(4,171.4)	$5,325.1	$9,619.7	$(3,944.6)	$5,675.1
(1)Includes a commitment to Sandstorm Gold Ltd. ("Sandstorm") to deliver, for 30% of the spot silver price, 20% of the silver produced by Cerro Moro up to a maximum of 1.2 million ounces annually until 7.0 million ounces have been delivered, after which the Company is committed to deliver to Sandstorm 9% of the remaining life of mine silver production for 30% of the spot silver price. As at December 31, 2024, the Company delivered 6.7 million ounces.
(2)Includes net smelter royalty interests on the Jeronimo Project ($11.1 million) (2023: $11.1 million).
(3)Manantial Espejo was placed on care and maintenance in January 2023.
(4)Includes net smelter royalty interests on the MARA Project ($90.0 million) (2023: $90.0 million) .
(5)Includes net smelter royalty interests on the La Arena II Project ($29.7 million) (2023: $nil)